Related party disclosures (Tables)	6 Months Ended
Jun. 30, 2018
Related party disclosures
Schedule of compensation for key management personnel

	For the three months ended		For the six months ended
	June 30,		June 30,
	2018	2017	2018	2017
Short-term benefits(1)	$0.9	$0.8	$1.6	$1.6
Share-based payments(2)	1.9	1.8	2.4	3.6
	$2.8	$2.6	$4.0	$5.2
1	Includes salary, benefits and short-term accrued incentives/other bonuses earned in the period.
2	Represents the expense of stock options, restricted share units earned and mark-to-market charges on deferred share units during the year.